UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:         Shapiro Capital Management LLC
Address:      3060 Peachtree Road, NW Suite 1555
              Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:


Michael McCarthy
-----------------                                        -----------------
    [Signature]            [City, State]                      [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC 09/30/2010

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     53


Form 13F Information Table Value Total     $ 2,987,632,517
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           31-Mar-11
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------


Bill Barrett Corporation     Common      06846N104  $ 158,228,742    3,964,639  x                            3,393,845       570,794
--------------------------------------------------- -------------

Hanesbrands, Inc.            Common      410345102  $ 152,087,643    5,624,543  x                            4,818,632       805,911
--------------------------------------------------- -------------

Nalco Holding Co             Common      62985Q101  $ 149,356,888    5,468,945  x                            4,656,777       812,168
--------------------------------------------------- -------------

Constellation Brands
  Inc. - A              Cl A Common      21036p108  $ 146,892,076    7,243,199  x                            6,289,859       953,340
--------------------------------------------------- -------------

VCA Antech, Inc.             Common      918194101  $ 145,865,008    5,795,193  x                            4,935,556       859,637
--------------------------------------------------- -------------

Tidewater Inc.               Common      886423102  $ 139,709,172    2,334,322  x                            1,981,179       353,143
--------------------------------------------------- -------------

Live Nation Entertainment,
  Inc.                       Common      538034109  $ 136,520,270   13,652,027  x                           11,630,342     2,021,685
--------------------------------------------------- -------------

Babcock & Wilcox Company     Common      05615f102  $ 127,066,311    3,806,660  x                            3,181,150       625,510
--------------------------------------------------- -------------

US Cellular Corp             Common      911684108  $ 124,477,487    2,417,508  x                            2,113,309       304,199
--------------------------------------------------- -------------

International Flavors &
  Fragrances                 Common      459506101  $ 119,080,469    1,911,404  x                            1,626,290       285,114
--------------------------------------------------- -------------

Brinker International, Inc.  Common      109641100  $ 118,111,153    4,668,425  x                            3,964,699       703,726
--------------------------------------------------- -------------

Checkpoint Systems Inc       Common      162825103  $ 113,776,698    5,061,241  x                            4,162,565       898,676
--------------------------------------------------- -------------

Cabot Microelectronics Com   Common      12709p103  $ 104,674,567    2,003,341  x                            1,661,556       341,785
--------------------------------------------------- -------------

Penske Automotive Group, Inc.Common      70959w103   $ 95,055,881    4,748,046  x                            3,724,143     1,023,903
--------------------------------------------------- -------------

Zebra Technologies Cp
  Class A              Cl A Common       989207105   $ 91,878,066    2,341,439  x                            1,997,535       343,904
--------------------------------------------------- -------------

General Electric Com         Common      369604103   $ 82,125,677    4,096,044  x                            4,053,244        42,800
--------------------------------------------------- -------------

John Bean Technologies Corp. Common      477839104   $ 72,539,329    3,772,196  x                            2,924,835       847,361
--------------------------------------------------- -------------

Molson Coors Brewing
  Co Cl B               Cl B Common      60871R209   $ 69,780,198    1,488,168  x                            1,462,668        25,500
--------------------------------------------------- -------------

KAR Auction Services         Common      48238T109   $ 65,867,061    4,293,811  x                            3,550,608       743,203
--------------------------------------------------- -------------

Western Union Co             Common      959802109   $ 63,956,999    3,079,297  x                            3,056,897        22,400
--------------------------------------------------- -------------

Tyco International Ltd       Common      h89128104   $ 57,394,155    1,281,978  x                            1,269,103        12,875
--------------------------------------------------- -------------

Quest Diagnostics Inc        Common      74834l100   $ 57,308,218      994,589  x                              976,589        18,000
--------------------------------------------------- -------------

NV Energy, Inc.              Common      67073Y106   $ 55,565,962    3,731,764  x                            2,662,413     1,069,351
--------------------------------------------------- -------------

Accuray Inc.                 Common      004397105   $ 55,464,638    6,149,073  x                            5,377,243       771,830
--------------------------------------------------- -------------

Cooper Companies, Inc.       Common      216648402   $ 55,028,499      792,347  x                              629,794       162,553
--------------------------------------------------- -------------

CoreLogic Inc.               Common      21871d103   $ 54,308,952    2,935,619  x                            2,365,480       570,139
--------------------------------------------------- -------------

Baxter International         Common      071813109   $ 52,720,248      980,477  x                              959,727        20,750
--------------------------------------------------- -------------

Johnson & Johnson            Common      478160104   $ 50,277,773      848,570  x                              831,470        17,100
--------------------------------------------------- -------------

CVS Caremark Corporation     Common      126650100   $ 47,098,949    1,372,347  x                            1,343,447        28,900
--------------------------------------------------- -------------

PetSmart Inc.                Common      716768106   $ 39,518,716      965,048  x                              814,160       150,888
--------------------------------------------------- -------------

Time Warner Inc. New         Common      887317303   $ 37,827,339    1,059,589  x                            1,036,889        22,700
--------------------------------------------------- -------------

PharMerica Corporation       Common      71714f104   $ 29,213,276    2,553,608  x                            1,910,356       643,252
--------------------------------------------------- -------------

Calgon Carbon Corp           Common      129603106   $ 23,670,029    1,490,556  x                            1,156,900       333,656
--------------------------------------------------- -------------

Ishares Russell 2000            ETF      464287655   $ 22,597,962      268,480  x                              262,580         5,900
--------------------------------------------------- -------------

Generac Holdings Inc         Common      368736104   $ 18,926,512      932,800  x                              353,900       578,900
--------------------------------------------------- -------------

Ishares Trust Russell
  2000 Value Index Fun       ETF         464287630   $ 10,564,130      140,145  x                               87,845        52,300
--------------------------------------------------- -------------

Haynes International Inc.    Common      420877201   $  8,407,274      151,619 x                              123,8932         7,726
--------------------------------------------------- -------------

Perkinelmer, Inc.            Common      714046109    $ 8,360,953      318,270  x                                    0       318,270
--------------------------------------------------- -------------

Black Hills Corporation      Common      092113109    $ 6,844,365      204,676  x                               33,200       171,476
--------------------------------------------------- -------------

S&P Midcap 400 ETF           ETF         78467y107    $ 5,027,400       28,000  x                               28,000             0
--------------------------------------------------- -------------

Spdr Trust Series 1          ETF         78462F103    $ 4,589,603       34,615  x                               34,615             0
--------------------------------------------------- -------------

Ralcorp Holdings             Common      751028101    $ 4,119,486       60,200  x                                    0        60,200
--------------------------------------------------- -------------

Post Properties 8.50%        Preferred   737464206    $ 1,354,472       24,187  x                               22,187         2,000
--------------------------------------------------- -------------

JP Morgan Chase 8.625 Pfd    Preferred   46625H621    $ 1,055,637       37,850  x                               36,850         1,000
--------------------------------------------------- -------------

Nextera Energy Inc. Corp
  Unit                       Preferred   65339F309      $ 624,481       12,100  x                                9,700         2,400
--------------------------------------------------- -------------

Cincinnati Bell 6.75%
  Series B                   Preferred   171871403      $ 531,900       13,500  x                               11,500         2,000
--------------------------------------------------- -------------

iShares iBoxx $ High Yield
  Corporate Bd               ETF         464288513       $ 473,594       5,150  x                                5,150             0
--------------------------------------------------- -------------

E I Dupont                   Common      263534109      $ 401,552        7,305  x                                7,305             0
--------------------------------------------------- -------------

Aflac Inc                    Common      001055102      $ 320,322        6,069  x                                6,069             0
--------------------------------------------------- -------------

WELLS FARGO & CO NEW DEP
  SHS SER J                  Preferred   949746879      $ 294,840       10,500  x                               10,500             0
--------------------------------------------------- -------------

WALT DISNEY COMPANY          Common      254687106      $ 244,198        5,667  x                                5,667             0
--------------------------------------------------- -------------

Bank Of America Corp         Common      060505104      $ 233,275       17,500  x                               17,500             0
--------------------------------------------------- -------------

Bank America Preferred J     Preferred   060505724      $ 214,116        8,400  x                                8,400             0
--------------------------------------------------- -------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

             TOTAL        53 SECURITIES          $  2,987,632,517    115,213,046                            97,584,121    17,628,925
--------------------------------------------------------------------------------



